Long-Term Loans (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Loans [Abstract]
Schedule of Loan Agreement	The balance of outstanding loans withdrawn under the Agreement B as of June 30, 2025 and December 31, 2024 was $5.0 million and nil, respectively. The Agreement B is structured as an open-term facility with no fixed maturity date.
	Agreement A	Agreement B	Total

Balance as of January 1, 2025	35,000,000	-	35,000,000
Addition	-	5,000,000	5,000,000
Balance as of June 30, 2025	35,000,000	5,000,000	40,000,000